Condensed combined consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Cash flows provided by operating activities:
Net income (loss)	$ 127,875
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	53,029
Equity-based compensation	11,618
Amortization of deferred financing costs	135
Changes in assets and liabilities:
Accounts receivable-affiliate	(29,988)
Accounts receivable - third party	(5,574)
Prepaid expenses	(518)
Accounts payable	863
Accounts payable-affiliate	1,059
Accrued liabilities	10,934
Net cash provided by operating activities	169,433
Cash flows used in investing activities:
Additions to property and equipment	(553,582)
Additions to property and equipment - water handling	(200,116)
Change in working capital of affiliate related to property and equipment	(40,277)
Change in other assets	(3,530)
Net cash used in investing activities	(797,505)
Cash flows provided by financing activities:
Deemed contribution from (distribution to) parent, net	(5,375)
Net proceeds from initial public offering	1,087,224
Distribution to Antero	(332,500)
Borrowings on credit facility	625,000
Repayments on bank credit facility	(510,000)
Payments of deferred financing costs	(4,871)
Payments on capital lease obligations	(1,214)
Net cash provided by financing activities	858,264
Net decrease in cash and cash equivalents	230,192
Cash and cash equivalents, end of period	230,192
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	5,864
Supplemental disclosure of noncash investing activities:
Increase in accrued capital expenditures and accounts payable for property and equipment	$ 37,596